Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

	For the three months ended		For the three months ended
	March 31, 2023		March 31, 2022
Net (loss) income	$(312,060)		$604,359
Accretion of temporary equity to redemption value	(261,713)		—
Net (loss) income including accretion of temporary equity to redemption value	$(573,773)		$604,359

	Public Shares	Founder Shares	Public Shares	Founder Shares
Basic and diluted net income per share:	873,285	2,000,000	8,000,000	2,000,000
Ownership percentage	30%	70%	80%	20%
Numerator:
Net income (loss) including accretion of temporary equity to redemption value	$(174,388)	$(399,384)	$483,487	$120,872
Plus: Accretion applicable to the redeemable class	$261,713	—	—	—
Allocation of net income (loss)	$87,325	$(399,384)	$483,487	$120,872

Denominator:
Weighted-average shares outstanding	873,285	2,000,000	8,000,000	2,000,000
Basic and diluted net income (loss) per share:	$0.10	$(0.20)	$0.06	$0.06

		From March 19, 2021
	For the Year ended	(inception) through
	December 31, 2022	December 31, 2021
Net loss from inception to IPO date in year 2021	$—	$(85,612)
Net income from IPO date to year-end (total loss from inception to 12/31/2021) less the loss from inception to IPO)	—	446,671
Net income (loss)	$(776,129)	$361,059
Accretion of temporary equity to redemption value	(308,687)	(6,793,210)
Net income (loss) including accretion of temporary equity to redemption value	$(1,084,816)	$(6,432,151)

	For the Year ended		From March 19, 2021 (inception) through
	December 31, 2022		December 31, 2021
	Public Shares	Founder Shares	Public Shares	Founder Shares
Basic and diluted net income per share:
Total number of shares	4,795,078	2,000,000	8,000,000	2,000,000
Ownership percentage	71%	29%	80%	20%
Numerator:
Allocation of net loss – inception to IPO date	$—	$—	$—	$(85,612)
Allocation of net income – IPO date to year end (allocated based on ownership percentage)	—	—	357,337	89,334
Total net income allocation	$—	$—	$357,337	$3,722
Net income (loss) including accretion of temporary equity to redemption value	(765,521)	(319,295)	(5,434,568)	(1,358,642)
Plus: Accretion applicable to the redeemable class	308,687	—	6,793,210	—
Allocation of net income (loss)	$(456,834)	$(319,295)	$1,715,979	$(1,354,920)
Denominator:
Weighted-average shares outstanding	4,795,078	2,000,000	4,527,778	1,868,056
Basic and diluted net income (loss) per share:	$(0.10)	$(0.16)	$0.38	$(0.73)